CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income	¥ 117,898	¥ 74,388
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	41,287	37,566
(Gain) loss on investments in equity securities	1,696	(9,234)
Deferred income taxes	(50,573)	19,918
Changes in operating assets and liabilities:
Time deposits	136,292	143,036
Deposits with stock exchanges and other segregated cash	(38,260)	(49,499)
Trading assets and private equity investments	(674,198)	(775,733)
Trading liabilities	(593,005)	(395,689)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,561,694	907,217
Securities borrowed, net of securities loaned	733,739	(34,750)
Other secured borrowings	(25,929)	(75,485)
Loans and receivables, net of allowance for doubtful accounts	(397,788)	9,322
Payables	169,038	150,424
Bonus accrual	(71,422)	(53,295)
Accrued income taxes, net	(28,353)	16,987
Other, net	(86,974)	66,521
Net cash provided by operating activities	795,142	31,694
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(197,737)	(72,612)
Proceeds from sales of office buildings, land, equipment and facilities	160,863	41,768
Payments for purchases of investments in equity securities	(129)	(102)
Proceeds from sales of investments in equity securities	315	4,735
Increase in loans receivable at banks, net	(35,191)	(12,464)
Decrease in non-trading debt securities, net	57,115	68,663
Other, net	1,206	(6,411)
Net cash provided by (used in) investing activities	(13,558)	23,577
Cash flows from financing activities:
Increase in long-term borrowings	1,162,850	1,211,301
Decrease in long-term borrowings	(1,064,080)	(1,188,488)
Decrease in short-term borrowings, net	(101,108)	(5,168)
Increase (decrease) in deposits received at banks, net	135,955	(53,645)
Proceeds from sales of common stock held in treasury	441	78
Payments for repurchases of common stock held in treasury	(19,992)	(65,199)
Payments for cash dividends	(46,800)	(33,469)
Net cash provided by (used in) financing activities	67,266	(134,590)
Effect of exchange rate changes on cash and cash equivalents	(3,923)	29,313
Net increase (decrease) in cash and cash equivalents	844,927	(50,006)
Cash and cash equivalents at beginning of the year	1,315,408	1,489,792
Cash and cash equivalents at end of period	2,160,335	1,439,786
Cash paid during the period for-
Interest	174,045	170,522
Income tax payments, net	¥ 86,916	¥ 14,386